UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
August 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 99.78%
Aerospace & Defense 5.31%
General Dynamics Corp.	4,300	$290,465
Precision Castparts Corp.	4,500	262,980
		553,445
Beverages 6.68%
Brown-Forman Corp. - Class B	2,850	219,393
PepsiCo, Inc.	7,300	476,544
		695,937
Capital Markets 7.07%
E*Trade Financial Corp. (a)	14,110	332,855
The Goldman Sachs Group, Inc.	2,720	404,328
		737,183
Chemicals 7.67%
Monsanto Co.	6,500	308,360
Praxair, Inc.	8,550	490,856
		799,216
Commercial Banks 4.59%
Compass Bancshares, Inc.	8,250	478,500

Commercial Services & Supplies 6.76%
Manpower Inc.	4,900	289,639
Waste Management, Inc.	12,100	414,788
		704,427
Construction & Engineering 7.52%
Jacobs Engineering Group Inc. (a)	3,770	328,329
McDermott International, Inc. (a)	9,450	455,490
		783,819
Energy Equipment & Services 3.61%
Weatherford International Ltd. (a)	8,750	376,250

Food Products 7.18%
Campbell Soup Co.	12,700	477,139
General Mills, Inc.	5,000	271,150
		748,289
Health Care Providers & Services 2.24%
VCA Antech, Inc. (a)	6,600	233,772

Insurance 5.79%
Manulife Financial Corp.	7,880	257,282
W.R. Berkley Corp.	9,875	345,625
		602,907
Life Science Tools & Services 3.69%
Applera Corp - Applied Biosystems Group	12,550	384,657

Machinery 13.28%
Caterpillar Inc.	4,000	265,400
Cummins Inc.	3,400	390,388
Harsco Corp.	3,650	290,394
SPX Corp.	8,300	438,240
		1,384,422
Metals & Mining 7.33%
Nucor Corp.	8,860	432,988
Peabody Energy Corp.	7,500	330,525
		763,513
Oil & Gas 6.74%
Marathon Oil Corp.	4,900	409,150
OMI Corp.	13,000	292,760
		701,910
Pharmaceuticals 4.32%
Merck & Co. Inc.	11,100	450,105

TOTAL COMMON STOCKS (Cost $9,338,313)		10,398,352

SHORT TERM INVESTMENT 0.74%
Investment Company
AIM Liquid Assets	77,452	77,452

TOTAL SHORT TERM INVESTMENT (Cost $77,452)		77,452

Total Investments (Cost $9,415,765) 100.52%		10,475,804
Liabilities, less Other Assets (0.52)%		(54,267)
TOTAL NET ASSETS 100.00%		$10,421,537

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at August 31, 2006 was as follows*:

	Cost of investments	$ 9,415,765
	Gross unrealized appreciation	1,160,697
	Gross unrealized depreciation	(100,658)
	Net unrealized appreciation	$ 1,060,039

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended August 31, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date  October 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By   /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date   October 6, 2006